Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Commitments and Contingencies
(10)	Commitments and Contingencies

(a)	Restricted Cash

Restricted interest-bearing cash accounts were established by the Company as additional collateral for outstanding borrowings under the Company’s Secured Debt Facility, 2005-1 Bonds and 2011-1 Bonds. The total balance of these restricted cash accounts was $35,941 and $15,034 as of June 30, 2011 and December 31, 2010, respectively.

(b)	Container Commitments

At June 30, 2011, the Company had placed orders with manufacturers for containers to be delivered subsequent to June 30, 2011 in the total amount of $19,148.